JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 92.7%
Alternative Assets — 2.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	3,287	54,435

Fixed Income — 6.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,244	24,993
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,449	74,838
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,107	14,436
JPMorgan High Yield Fund Class R6 Shares (a)	1,704	11,758

Total Fixed Income		126,025

International Equity — 32.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	709	22,654
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,002	105,327
JPMorgan International Equity Fund Class R6 Shares (a)	7,394	137,015
JPMorgan International Focus Fund Class R6 Shares (a)	5,524	136,499
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	10,551	202,054

Total International Equity		603,549

U.S. Equity — 51.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,280	232,157
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	329	20,490
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	460	10,200
JPMorgan Small Cap Value Fund Class R6 Shares (a)	343	10,201
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,751	227,271
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,517	227,777
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,734	233,504

Total U.S. Equity		961,600

TOTAL INVESTMENT COMPANIES (Cost $1,485,254)		1,745,609

EXCHANGE-TRADED FUNDS — 6.1%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	191	20,372

Fixed Income — 0.6%
JPMorgan High Yield Research Enhanced ETF (a)	239	11,706

International Equity — 1.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	712	29,276

U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	617	52,777

TOTAL EXCHANGE-TRADED FUNDS (Cost $105,164)		114,131

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $7,892)	7,916	7,822

	Shares (000)
SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $61,078)	61,078	61,078

Total Investments — 102.4% (Cost $1,659,388)		1,928,640
Liabilities in Excess of Other Assets — (2.4)%		(45,227)

Net Assets — 100.0%		1,883,413

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	186	06/2022	USD	7,751	239
MSCI EAFE E-Mini Index	196	06/2022	USD	21,015	296
S&P 500 E-Mini Index	146	06/2022	USD	33,079	2,683

					3,218

Short Contracts
MSCI Emerging Markets E-Mini Index	(527)	06/2022	USD	(29,646)	(2,236)
Russell 2000 E-Mini Index	(1)	06/2022	USD	(103)	— (a)

					(2,236)

					982

Abbreviations

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$114,131	$—	$—	$114,131
Investment Companies	1,745,609	—	—	1,745,609
U.S. Treasury Obligations	—	7,822	—	7,822
Short-Term Investments
Investment Companies	61,078	—	—	61,078

Total Investments in Securities	$1,920,818	$7,822	$—	$1,928,640

Appreciation in Other Financial Instruments
Futures Contracts	$3,218	$—	$—	$3,218
Depreciation in Other Financial Instruments
Futures Contracts	(2,236)	—	—	(2,236)

Total Net Appreciation/Depreciation in Other Financial Instruments	$982	$—	$—	$982

JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$29,930	$—	$—	$(654)	$29,276	712	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	26,521	8,393	16,764	979	1,243	20,372	191	385	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	45,899	21,393	12,567	1,661	(3,609)	52,777	617	325	—
JPMorgan Core Bond Fund Class R6 Shares (a)	29,571	678	3,029	(316)	(1,911)	24,993	2,244	460	219
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	59,055	24,591	4,044	(353)	(4,411)	74,838	9,449	1,157	433
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	9,097	6,683	—	—	(1,344)	14,436	2,107	313	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	—	23,152	—	—	(498)	22,654	709	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	180,184	40,020	72,613	(1,780)	(40,484)	105,327	6,002	4,863	4,651
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	9,108	354	7,981	(1,617)	136	—	—	354	—
JPMorgan Growth Advantage Fund Class R6 Shares* (a)	157,997	114,953	10,708	2,095	(32,180)	232,157	7,280	—	27,625
JPMorgan High Yield Fund Class R6 Shares (a)	35,175	1,224	22,640	444	(2,445)	11,758	1,704	1,224	—
JPMorgan High Yield Research Enhanced ETF (a)	18,634	3,199	8,917	(371)	(839)	11,706	239	572	—
JPMorgan Income Fund Class R6 Shares (a)	14,927	381	14,570	(654)	(84)	—	—	412	—
JPMorgan International Equity Fund Class R6 Shares (a)	108,994	50,778	7,879	15	(14,893)	137,015	7,394	2,338	4,789
JPMorgan International Focus Fund Class R6 Shares (a)	229,632	14,459	83,866	8,484	(32,210)	136,499	5,524	4,249	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	161,315	63,219	10,157	630	(12,953)	202,054	10,551	6,341	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	57,577	75	56,414	(3,543)	2,305	—	—	75	—
JPMorgan Realty Income Fund Class R6 Shares (a)	81,047	6,230	36,498	5,800	(2,144)	54,435	3,287	606	5,625
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,253	5,603	4,536	(168)	(4,662)	20,490	329	90	3,924
JPMorgan Small Cap Growth Fund Class R6 Shares* (a)	10,865	2,598	—	—	(3,263)	10,200	460	—	1,142
JPMorgan Small Cap Value Fund Class R6 Shares (a)	13,480	2,529	4,051	264	(2,021)	10,201	343	68	1,902
JPMorgan U.S. Equity Fund Class R6 Shares (a)	218,987	45,182	33,875	9,539	(12,562)	227,271	10,751	1,206	19,553
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%, (a) (b)	24,408	314,868	278,198	—	—	61,078	61,078	11	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	156,887	90,321	8,520	(482)	(10,429)	227,777	6,517	1,499	23,005
JPMorgan Value Advantage Fund Class R6 Shares (a)	295,273	43,778	96,977	8,928	(17,498)	233,504	5,734	2,792	25,955

Total	$1,968,886	$914,591	$794,804	$29,555	$(197,410)	$1,920,818		$29,340	$118,823

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.